united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Suite 2 Omaha, NE 68130

(Address of principal executive offices) (Zip code)

Richard Malinowski

Gemini Fund Services, LLC., 80 Arkay Dr Suite 110., Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2600

Date of fiscal year end: 5/31

Date of reporting period: 2/28/18

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Leader Short-Term Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
February 28, 2018

Principal Amount ($)		Variable Rate	Coupon Rate (%)	Maturity	Value ($)

	BONDS & NOTES - 81.4%
	BANKS- 3.3%
500,000	Bank of America Corp. (a)	3 Month LIBOR + 4.17%	6.5000	4/23/2166	$548,850
1,500,000	Barclays Bank PLC (b)		10.1790	6/12/2021	1,788,056
500,000	JPMorgan Chase & Co. (a)	3 Month LIBOR + 3.78%	6.7500	8/1/2166	553,125
1,500,000	JPMorgan Chase & Co. (a)	3 Month LIBOR + 3.80%	5.3000	12/29/2049	1,548,750
					4,438,781
	OIL & GAS - 1.9%
1,000,000	Citgo Holding, Inc. (b)		10.7500	2/15/2020	1,077,500
1,000,000	Petrobas Global Finance BV		5.3750	1/27/2021	1,032,500
500,000	WPX Energy, Inc.		6.0000	1/15/2022	521,250
					2,631,250
	OIL & GAS SERVICES - 0.7%
900,000	Transocean Phoenix 2 Ltd. (b)		7.7500	10/15/2024	972,563

	OTHER ABS - 72.5%
500,000	ALM VII R-2 Ltd. (a,b)	3 Month LIBOR + 2.75%	4.4715	10/15/2027	508,750
2,000,000	ALM XIX Ltd. (a,b)	3 Month LIBOR + 1.55%	3.2715	7/15/2028	2,015,727
1,000,000	Anchorage Capital CLO 9 Ltd. (a,b)	3 Month LIBOR + 2.80%	4.5215	1/15/2029	1,017,000
1,250,000	Apidos CLO XVII (a,b)	3 Month LIBOR + 1.31%	3.0413	4/17/2026	1,251,330
1,000,000	Ares XL CLO Ltd. (a,b)	3 Month LIBOR + 3.70%	5.4215	10/15/2027	1,004,300
2,500,000	Ares XLI Clo Ltd. (a,b)	3 Month LIBOR + 4.20%	5.9215	1/15/2029	2,575,000
500,000	Ares XXVIII CLO Ltd. (a,b)	3 Month LIBOR + 1.50%	3.2313	10/17/2024	500,828
1,000,000	Atrium XII (a,b)	3 Month LIBOR + 0.83%	2.5747	4/22/2027	1,001,043
500,000	Babson CLO LTD 2014-III (a,b)	3 Month LIBOR + 1.32%	3.0415	1/15/2026	501,469
1,500,000	BlueMountain CLO 2013-2 Ltd. (a,b)	3 Month LIBOR + 1.18%	2.9247	10/22/2030	1,511,558
412,500	BlueMountain CLO 2013-2 Ltd. (a,b)	3 Month LIBOR + 1.95%	3.6947	10/22/2030	416,493
2,000,000	BlueMountain CLO 2014-1 Ltd. (a,b)	3 Month LIBOR + 1.26%	3.0269	4/30/2026	2,006,304
2,500,000	BlueMountain CLO 2016-1 Ltd. (a,b)	3 Month LIBOR + 7.30%	9.0447	4/20/2027	2,523,025
1,750,000	BlueMountain CLO 2016-3 Ltd. (a,b)	3 Month LIBOR + 6.85%	8.6888	11/15/2027	1,800,805
1,250,000	Burnham Park Clo Ltd. (a,b)	3 Month LIBOR + 6.85%	8.5947	10/20/2029	1,289,132
1,000,000	Carlyle Global Market Strategies CLO 2013-1 Ltd. (a,b)	3 Month LIBOR + 1.68%	3.5134	8/14/2030	1,006,113
2,500,000	Carlyle Global Market Strategies CLO 2013-1 Ltd. (a,b)	3 Month LIBOR + 3.35%	5.1834	8/14/2030	2,575,354
1,000,000	Carlyle Global Market Strategies CLO 2014-3 Ltd. (a,b)	3 Month LIBOR + 5.75%	7.5103	7/27/2026	1,012,989
1,750,000	Carlyle Global Market Strategies CLO 2014-3 Ltd. (a,b)	3 Month LIBOR + 2.15%	3.9103	7/27/2026	1,772,883
3,000,000	Carlyle Global Market Strategies CLO 2014-4 Ltd. (a,b)	3 Month LIBOR + 3.60%	5.3215	10/15/2026	3,026,793
1,020,000	Carlyle Global Market Strategies CLO 2014-4 Ltd. (a,b)	3 Month LIBOR + 1.20%	2.9215	10/15/2026	1,022,521
1,250,000	Carlyle Global Market Strategies CLO 2014-4 Ltd. (a,b)	3 Month LIBOR + 2.25%	3.9715	10/15/2026	1,268,556
1,500,000	Carlyle Global Market Strategies CLO 2015-4 Ltd. (a,b)	3 Month LIBOR + 6.10%	7.8447	10/20/2027	1,524,870
1,000,000	CARLYLE US CLO 2017-1 Ltd. (a,b)	3 Month LIBOR + 1.65%	3.3947	4/20/2031	1,005,127
1,035,000	CIFC Funding 2013-I Ltd. (a,b)	3 Month LIBOR + 1.25%	2.9715	7/16/2030	1,036,162
1,000,000	CIFC Funding 2013-I Ltd. (a,b)	3 Month LIBOR + 1.75%	3.4715	7/16/2030	1,011,659
750,000	CIFC Funding 2014 Ltd. (a,b)	3 Month LIBOR + 1.40%	3.1941	1/18/2031	749,798
500,000	CIFC Funding 2014 Ltd. (a,b)	3 Month LIBOR + 1.85%	3.6441	1/18/2031	499,867
1,255,000	CIFC Funding 2014-II Ltd. (a,b)	3 Month LIBOR + 1.20%	3.1436	5/24/2026	1,258,713
1,000,000	CIFC Funding 2015-IV Ltd. (a,b)	3 Month LIBOR + 2.20%	3.9447	10/20/2027	1,012,500
2,500,000	CIFC Funding 2016-I Ltd. (a,b)	3 Month LIBOR + 4.00%	5.7447	10/21/2028	2,556,710
1,000,000	Dryden 31 Senior Loan Fund (a,b)	3 Month LIBOR + 2.10%	3.8341	4/18/2026	1,002,500
1,500,000	Dryden 33 Senior Loan Fund (a,b)	3 Month LIBOR + 7.54%	9.2615	10/15/2028	1,571,250
1,000,000	Dryden 36 Senior Loan Fund (a,b)	3 Month LIBOR + 2.80%	4.5215	1/15/2028	1,016,500
2,000,000	Dryden 36 Senior Loan Fund (a,b)	3 Month LIBOR + 7.80%	9.5215	1/15/2028	2,075,000
1,500,000	Dryden 38 Senior Loan Fund (a,b)	3 Month LIBOR + 6.05%	7.7715	7/15/2027	1,514,561
1,500,000	Dryden 45 Senior Loan Fund (a,b)	3 Month LIBOR + 1.80%	3.5215	7/15/2027	1,517,342
1,000,000	Dryden 45 Senior Loan Fund (a,b)	3 Month LIBOR + 3.85%	5.5715	7/15/2027	1,014,824
532,874	GoldenTree Loan Opportunities VII Ltd. (a,b)	3 Month LIBOR + 1.15%	2.8952	4/25/2025	533,222
1,500,000	Goldentree Loan Opportunities XI Ltd. (a,b)	3 Month LIBOR + 1.07%	2.8041	1/18/2031	1,507,500
1,000,000	Greywolf CLO III Ltd. (a,b)	3 Month LIBOR + 2.05%	3.7947	4/22/2026	1,004,542
1,000,000	Greywolf CLO IV Ltd. (a,b)	3 Month LIBOR + 2.35%	4.0813	1/17/2027	1,002,203
1,500,000	Madison Park Funding XI Ltd. (a,b)	3 Month LIBOR + 3.25%	4.9945	7/23/2029	1,516,699
750,000	Madison Park Funding XIII Ltd. (a,b)	3 Month LIBOR + 2.15%	3.8892	1/19/2025	756,271
2,000,000	Madison Park Funding XXII Ltd. (a,b)	3 Month LIBOR + 6.65%	8.3952	10/25/2029	2,060,000
500,000	Magnetite XIX Ltd. (b)		0.0000	7/17/2030	399,779
2,000,000	Magnetite XVIII Ltd. (a,b)	3 Month LIBOR + 7.00%	8.8387	11/15/2028	2,064,961
1,000,000	Neuberger Berman CLO XVII Ltd. (a,b)	3 Month LIBOR + 1.85%	3.5947	4/22/2029	1,013,686
1,000,000	Neuberger Berman CLO XVII Ltd. (a,b)	3 Month LIBOR + 2.65%	4.3947	4/22/2029	1,017,500
2,500,000	Octagon Investment Partners 28 Ltd. (a,b)	2 Month LIBOR + 6.50%	8.2413	10/24/2027	2,555,568
1,000,000	OHA Credit Partners VIII Ltd. (a,b)	3 Month LIBOR + 2.70%	4.4447	4/20/2025	1,002,825
1,500,000	OHA Credit Partners XIII Ltd. (a,b)	3 Month LIBOR + 7.15%	8.8947	1/21/2030	1,549,267
2,000,000	OHA Loan Funding 2012-1 Ltd. (a,b)	3 Month LIBOR + 7.25%	8.9945	1/23/2027	2,088,538

Leader Short-Term Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
February 28, 2018

Principal Amount ($)		Variable Rate	Coupon Rate (%)	Maturity	Value ($)
	BONDS & NOTES - 81.4% (Continued)
	OTHER ABS - 72.5% (Continued)
1,500,000	Palmer Square CLO 2015-1 Ltd. (a,b)	3 Month LIBOR + 3.50%	4.9407	5/21/2029	$1,526,100
1,500,000	Pinnacle Park CLO Ltd. (a,b)	3 Month LIBOR + 3.50%	5.2202	4/15/2026	1,516,380
1,780,000	Race Point VIII CLO Ltd. (a,b)	3 Month LIBOR + 1.34%	3.2249	2/20/2030	1,806,911
1,000,000	Race Point VIII CLO Ltd. (a,b)	3 Month LIBOR + 2.50%	4.3849	2/20/2030	1,013,750
1,000,000	RR 2 Ltd. (a,b)	3 Month LIBOR + 1.60%	2.9499	10/15/2029	1,007,041
2,000,000	RR 3 Ltd. (a,b)	3 Month LIBOR + 1.09%	2.8021	1/15/2030	2,000,358
1,000,000	Sound Point CLO VI Ltd. (a,b)	3 Month LIBOR + 2.27%	4.0147	10/20/2026	1,006,538
3,000,000	Sound Point Clo XII Ltd. (a,b)	3 Month LIBOR + 6.40%	8.1447	10/20/2028	3,073,927
2,000,000	Sound Point Clo XIV Ltd. (a,b)	3 Month LIBOR + 6.65%	8.3945	1/23/2029	2,064,184
1,500,000	Sound Point CLO XVIII Ltd. (a,b)	3 Month LIBOR + 1.12%	2.8645	1/20/2031	1,511,693
1,000,000	Symphony CLO XV Ltd. (a,b)	3 Month LIBOR + 2.20%	3.9313	10/17/2026	1,002,500
812,500	THL Credit Wind River 2013-2 CLO Ltd. (a,b)	3 Month LIBOR + 2.00%	3.7341	10/18/2030	818,454
700,000	THL Credit Wind River 2014-1 CLO Ltd. (a,b)	3 Month LIBOR + 2.25%	3.9841	4/18/2026	701,383
2,000,000	THL Credit Wind River 2014-2 CLO Ltd. (a,b)	3 Month LIBOR + 1.14%	2.3715	1/15/2031	2,010,500
2,000,000	THL Credit Wind River 2016-1 CLO Ltd. (a,b)	3 Month LIBOR + 7.50%	9.2215	7/15/2028	2,039,975
2,000,000	THL Credit Wind River 2016-2 Clo Ltd. (a,b)	3 Month LIBOR + 6.48%	8.2534	11/1/2028	2,045,000
1,000,000	Voya CLO 2016-3 Ltd. (a,b)	3 Month LIBOR + 6.85%	8.5841	10/18/2027	1,022,327
					98,214,938
	PHARMACEUTICALS - 2.2%
1,000,000	Valeant Pharmaceuticals International (b)		5.3750	3/15/2020	1,001,250
500,000	Valeant Pharmaceuticals International, Inc. (b)		7.0000	3/15/2024	528,125
500,000	Valeant Pharmaceuticals International, Inc. (b)		5.5000	11/1/2025	496,563
500,000	Valeant Pharmaceuticals International, Inc. (b)		6.7500	8/15/2021	489,375
500,000	Valeant Pharmaceuticals International, Inc. (b)		7.5000	7/15/2021	504,375
					3,019,688
	PIPELINES - 0.8%
8,000	Buckeye Partners LP (a)	3 Month LIBOR + 4.02%	6.3750	1/22/2078	8,016
1,000,000	Energy Transfer Equity LP (a)		5.8750	1/15/2024	1,062,500
					1,070,516

	TOTAL BONDS & NOTES (Cost - $110,561,690)				110,347,736

	EXCHANGE TRADED FUND - 1.1%
85,000	ProShares UltraPro Short Dow30 (Cost - $1,519,129)				1,529,150

	U.S. GOVERNMENT & AGENCY - 2.4%
	U.S AGENCY COMMERCIAL MORTGAGE OBLIGATIONS - 0.9%
12,085,153	Fannie Mae-Aces (a)		0.7283	6/25/2020	179,042
24,229,228	Fannie Mae-Aces (a)		0.0048	4/25/2021	155,188
149,295,125	Fannie Mae-Aces (a)		0.1316	11/25/2022	886,440
	TOTAL U.S. GOVERNMENT & AGENCY (Cost - $1,309,573)				1,220,670

Shares			Dividend Rate (%)	Maturity	Value ($)
	PREFERRED STOCKS - 0.8%
	AUCTION RATE PREFERRED STOCKS - 0.8%
27	Eaton Vance Senior Floating-Rate Trust (a,c,e)		2.5100	Perpetual	$641,250
18	Eaton Vance Senior Floating-Rate Trust (a,c,e)		2.4950	Perpetual	427,500
	TOTAL PREFFERED STOCKS (Cost - $1,125,000)				1,068,750

	OPEN END MUTUAL FUND - 11.5%
	BANKS - 11.5%
1,550,829	Leader Floating Rate Fund (Cost - $15,585,395)				$15,601,335

Leader Short-Term Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
February 28, 2018

Shares		SHORT - TERM INVESTMENTS - 10.3%	Dividend Rate (%)	Maturity	Value ($)
		MONEY MARKET FUND - 10.3%
13,909,644		Federated Treasury Obligations Fund - Institutional Class 1.24% (a)			$13,909,644

		U.S. TREASURY OBLIGATIONS - 1.5%
2,000,000		United States Treasury Bill	1.7200	4/19/2018	1,995,815

		TOTAL SHORT-TERM INVESTMENTS (Cost -$15,905,792)			15,905,459

		TOTAL INVESTMENTS - 107.5% (Cost - $146,006,579) (f)			$145,673,100
		LIABILITIES IN EXCESS OF OTHER ASSETS- (7.5) %			(10,103,257)
		NET ASSETS - 100.0%			$135,569,843

		ABS - Asset Backed Security
		CLO - Collateralized Loan Obligation
		Perpetual - Perpetual bonds are fixed income instruments without defined maturity dates.
	(a)	Variable rate security; the rate shown represents the rate at February 28, 2018.
	(b)	Securities exempt from registration under Rule 144A of Securities Act of 1933. These securities may be resold in
		transactions exempt from registration to qualified institutional buyers. At February 28, 2018, these securities amounted
		to $105,072,746 or 77.5% of net assets.
	(c)	The value of this security has been determined in good faith under the polices of the Board of Trustees.
	(d)	The Advisor or Trustees have determined these securities to be illiquid. At February 28, 2018, these securities amounted
		to $1,068,750 or 0.8 % of net assets.
	(e)	Rate shown represents the dividend rate as of February 28, 2018.
	(f)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $146,016,455 and
		differs from fair value by net unrealized appreciation (depreciation) of securities as follows:
				Unrealized Appreciation:	$176,458
				Unrealized Depreciation:	(519,813)
				Net Unrealized Depreciation:	$(343,355)

Leader Total Return Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
February 28, 2018

Principal Amount ($)		Variable Rate	Coupon Rate (%)	Maturity	Value ($)
	BONDS & NOTES - 84.5%
	BANKS - 8.2%
500,000	Bank of America Corp. (a)	3 Month LIBOR + 4.17%	6.5000	4/23/2166	$548,850
500,000	Barclays Bank PLC (b)		10.1790	6/12/2021	596,019
500,000	JPMorgan Chase & Co. (a)	3 Month LIBOR + 3.80%	5.3000	12/29/2049	516,250
					1,661,119
	INSURANCE - 0.7%
145,000	MetLife, Inc. (a)	3 Month LIBOR + 3.57%	5.2500	12/29/2049	149,104

	OIL & GAS - 10.2%
500,000	Antero Resources Corp.		5.1250	12/1/2022	506,875
500,000	Citgo Holding, Inc. (b)		10.7500	2/15/2020	538,750
500,000	Range Resources Corp.		5.0000	8/15/2022	495,000
500,000	WPX Energy, Inc.		6.0000	1/15/2022	521,250
					2,061,875
	OTHER ABS - 56.1%
500,000	Ares XLI Clo Ltd. (a,b)	3 Month LIBOR + 4.20%	5.9215	1/15/2029	515,000
500,000	BlueMountain CLO 2013-2 Ltd. (a,b)	3 Month LIBOR + 1.18%	2.9247	10/22/2030	503,853
500,000	BlueMountain CLO 2016-1 Ltd. (a,b)	3 Month LIBOR + 7.30%	9.0447	4/20/2027	504,605
500,000	BlueMountain CLO 2016-3 Ltd. (a,b)	3 Month LIBOR + 6.85%	8.6888	11/15/2027	514,516
500,000	Carlyle Global Market Strategies CLO 2014-3 Ltd. (a,b)	3 Month LIBOR + 5.75%	7.5103	7/27/2026	506,494
250,000	Carlyle Global Market Strategies CLO 2014-3 Ltd. (a,b)	3 Month LIBOR + 2.15%	3.9103	7/27/2026	253,269
500,000	Carlyle Global Market Strategies CLO 2013-1 Ltd. (a,b)	3 Month LIBOR + 3.35%	5.1834	8/14/2030	515,071
750,000	Carlyle Global Market Strategies CLO 2014-4 Ltd. (a,b)	3 Month LIBOR + 3.60%	5.3215	10/15/2026	756,698
500,000	Carlyle Global Market Strategies CLO 2015-4 Ltd. (a,b)	3 Month LIBOR + 6.10%	7.8447	10/20/2027	508,290
500,000	CIFC Funding 2016-I Ltd. (a,b)	3 Month LIBOR + 4.00%	5.7447	10/21/2028	511,342
500,000	Dryden 33 Senior Loan Fund (a,b)	3 Month LIBOR + 7.54%	9.2615	10/15/2028	523,750
500,000	Dryden 38 Senior Loan Fund (a,b)	3 Month LIBOR + 6.05%	7.7715	7/15/2027	504,854
500,000	Goldentree Loan Opportunities XI Ltd. (a,b)	3 Month LIBOR + 1.07%	2.8041	1/18/2031	502,500
500,000	Madison Park Funding XI Ltd. (a,b)	3 Month LIBOR + 3.25%	4.9945	7/23/2029	505,566
250,000	Madison Park Funding XIII Ltd. (a,b)	3 Month LIBOR + 2.15%	3.8892	1/19/2025	252,090
500,000	Madison Park Funding XXII Ltd. (a,b)	3 Month LIBOR + 6.65%	8.3952	10/25/2029	515,000
500,000	Magnetite XVIII Ltd. (b)	3 Month LIBOR + 7.00%	8.8387	11/15/2028	516,240
500,000	Magnetite XIX Ltd. (a,b)		0.0000	7/17/2030	399,779
500,000	OHA Credit Partners XIII Ltd. (a,b)	3 Month LIBOR + 7.15%	8.8947	1/21/2030	516,422
500,000	Octagon Investment Partners 28 Ltd. (a,b)	3 Month LIBOR + 6.50%	8.2413	10/24/2027	511,114
500,000	Palmer Square CLO 2015-1 Ltd. (a,b)	3 Month LIBOR + 3.50%	4.9407	5/21/2029	508,700
500,000	Pinnacle Park CLO Ltd. (a,b)	3 Month LIBOR + 3.50%	5.2202	4/15/2026	505,460
500,000	THL Credit Wind River 2014-2 CLO Ltd. (a,b)	3 Month LIBOR + 1.14%	2.3715	1/15/2031	502,625
					11,353,238

	PHARMACEUTICALS - 9.3%
500,000	Teva Pharmaceutical Finance Netherlands		3.1500	10/1/2026	409,149
1,000,000	Valeant Pharmaceuticals International, Inc. (b)		6.7500	8/15/2021	978,750
500,000	Valeant Pharmaceuticals International, Inc. (b)		7.5000	7/15/2021	504,375
					1,892,274

	TOTAL BONDS & NOTES (Cost - $17,151,166)				17,117,610

	EXCHANGE TRADED FUNDS - 4.3%
30,000	ProShares UltraPro Short Dow30				539,700
10,000	SPDR S&P Oil & Gas Exploration & Production ETF				330,600
	TOTAL EXCHANGE TRADED FUNDS - (Cost - $876,163)				870,300

Leader Total Return Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
February 28, 2018

Shares		Coupon Rate (%)	Maturity	Value ($)

	SHORT-TERM INVESTMENTS - 11.2%
	MONEY MARKET FUND - 11.2%
2,266,930	Federated Treasury Obligations Fund 1.24% (a)			$2,266,930

	U.S. TREASURY OBLIGATIONS - 4.9%
500,000	United States Treasury Note	1.6200	5/10/2018	498,545
500,000	United States Treasury Note	1.6500	8/9/2018	496,064
				994,609

	TOTAL SHORT-TERM INVESTMENTS (Cost - $994,777)			3,261,539

	TOTAL INVESTMENTS - 104.9% (Cost - $21,289,036 (c)			$21,249,449
	LIABILITIES IN EXCESS OF OTHER ASSETS - (4.9) %			(1,001,302)
	NET ASSETS - 100.0%			$20,248,147

	ABS - Asset Backed Securities
	CLO - Collateralized Loan Obligation
(a)	Variable rate security; the rate shown represents the rate at February 28, 2018.
(b)	Securities exempt from registration under Rule 144A of Securities Act of 1933. These securities may be resold in
	transactions exempt from registration to qualified institutional buyers. At February 28, 2018, these securities
	amounted to $13,971,132 or 69.0% of net assets.
(c)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $21,369,675 and differs from fair value by net
	unrealized appreciation (depreciation) of securities as follows:
			Unrealized Appreciation:	$36,680
			Unrealized Depreciation:	(156,906)
			Net Unrealized Depreciation:	$(120,226)

Leader Floating Rate Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
February 28, 2018

Principal Amount ($) *		Variable Rate	Coupon Rate (%)	Maturity	Value ($)
	BONDS & NOTES - 96.9%
	ASSET BACKED - 96.9%
1,500,000	ALM VII R-2 Ltd (a,b)	3 Month LIBOR + 2.75%	4.4715	10/15/2027	$1,526,250
1,000,000	ALM 2016-19A A1 (a,b)	3 Month LIBOR + 1.55%	3.2715	7/15/2028	1,007,864
1,000,000	Anchorage Capital CLO 5 Ltd (a,b)	3 Month LIBOR + 1.85%	3.5715	1/15/2030	1,004,430
250,000	Apidos CLO XVI (a,b)	3 Month LIBOR + 1.95%	3.6892	1/19/2025	251,647
1,000,000	Apidos CLO XVII (a,b)	3 Month LIBOR + 1.31%	3.0413	4/17/2026	1,001,064
1,000,000	Ares XXVIII CLO Ltd (a,b)	3 Month LIBOR + 1.50%	3.2313	10/17/2024	1,001,656
1,000,000	Babson CLO LTD 2014-III (a,b)	3 Month LIBOR + 1.32%	3.0415	1/15/2026	1,002,938
1,000,000	BlueMountain CLO 2014-1 Ltd (a,b)	3 Month LIBOR + 1.26%	3.0269	4/30/2026	1,003,152
1,000,000	BlueMountain CLO 2013-2 Ltd (a,b)	3 Month LIBOR + 1.18%	2.9247	10/22/2030	1,007,705
1,000,000	BlueMountain CLO 2013-2 Ltd (a,b)	3 Month LIBOR + 1.95%	3.6947	10/22/2030	1,009,679
1,000,000	Carlyle Global Market Strategies CLO 2014-4 Ltd (a,b)	3 Month LIBOR + 1.20%	2.9215	10/15/2026	1,002,472
1,000,000	Carlyle Global Market Strategies CLO 2013-1 Ltd (a,b)	3 Month LIBOR + 1.68%	3.5134	8/14/2030	1,006,113
1,000,000	Carlyle Global Market Strategies CLO 2014-3 Ltd (a,b)	3 Month LIBOR + 2.15%	3.9103	7/27/2026	1,013,076
750,000	Carlyle Global Market Strategies CLO 2014-4 Ltd (a,b)	3 Month LIBOR + 2.25%	3.9715	10/15/2026	761,134
1,000,000	Carlyle Global Market Strategies CLO 2015-5 Ltd (a,b)	3 Month LIBOR + 1.55%	3.2947	1/20/2028	1,009,000
1,000,000	CARLYLE US CLO 2017-1 Ltd (a,b)	3 Month LIBOR + 1.65%	3.3947	4/20/2031	1,005,127
1,000,000	Cent CLO 18 Ltd (a,b)	3 Month LIBOR + 2.52%	4.2645	7/23/2025	1,002,330
1,000,000	CIFC Funding 2013-I Ltd (a,b)	3 Month LIBOR + 1.25%	2.9715	7/16/2030	1,001,123
1,000,000	CIFC Funding 2014 Ltd (a,b)	3 Month LIBOR + 1.40%	3.1941	1/18/2031	999,731
1,000,000	CIFC Funding 2014 Ltd (a,b)	3 Month LIBOR + 1.85%	3.6441	1/18/2031	999,734
500,000	CIFC Funding 2014-II Ltd (a,b)	3 Month LIBOR + 1.20%	3.1436	5/24/2026	501,479
1,000,000	CIFC Funding 2015-IV Ltd (a,b)	3 Month LIBOR + 2.20%	3.9447	10/20/2027	1,012,500
1,000,000	Dryden 31 Senior Loan Fund (a,b)	3 Month LIBOR + 2.10%	3.8341	4/18/2026	1,002,500
1,000,000	Dryden 45 Senior Loan Fund (a,b)	3 Month LIBOR + 1.80%	3.5215	7/15/2027	1,011,562
1,000,000	Greywolf CLO IV Ltd (a,b)	3 Month LIBOR + 2.35%	4.0813	1/17/2027	1,002,203
1,000,000	Greywolf CLO III Ltd (a,b)	3 Month LIBOR + 2.05%	3.7947	4/22/2026	1,004,542
1,000,000	Madison Park Funding XIII Ltd (a,b)	3 Month LIBOR + 2.15%	3.8892	1/19/2025	1,008,362
250,000	Madison Park Funding XII Ltd (a,b)	3 Month LIBOR +1.65%	3.3947	7/20/2026	251,923
625,000	Madison Park Funding XXIII Ltd (a,b)	3 Month LIBOR + 1.70%	3.4603	7/27/2030	632,778
1,000,000	Neuberger Berman CLO XVII Ltd (a,b)	3 Month LIBOR +1.85%	3.5947	4/22/2029	1,013,686
1,000,000	Neuberger Berman CLO XVII Ltd (a,b)	3 Month LIBOR + 2.65%	4.3947	4/22/2029	1,017,500
1,000,000	OHA Credit Partners VIII Ltd (a,b)	3 Month LIBOR + 2.70%	4.4447	4/20/2025	1,002,825
625,000	Octagon Investment Partners 32 Ltd (a,b)	3 Month LIBOR + 1.70%	3.4215	7/15/2029	626,086
500,000	Octagon Loan Funding Ltd (a,b)	3 Month LIBOR + 1.14%	3.0249	11/18/2026	502,217
1,000,000	Race Point VIII CLO Ltd (a,b)	3 Month LIBOR + 2.50%	4.3849	2/20/2030	1,013,750
1,000,000	Race Point VIII CLO Ltd (a,b)	3 Month LIBOR + 1.34%	3.2249	2/20/2030	1,015,118
1,000,000	RRAM 2017-2A A2 (a,b)	3 Month LIBOR + 1.60%	2.9499	10/15/2029	1,007,041
1,000,000	RRAM 2018-3A A1R2 (a,b)	3 Month LIBOR + 1.09%	2.8021	1/15/2030	1,000,179
1,000,000	Sound Point CLO VI Ltd (a,b)	3 Month LIBOR + 2.27%	4.0147	10/20/2026	1,006,537
1,500,000	Sound Point CLO XVIII Ltd (a,b)	3 Month LIBOR + 1.12%	2.8645	1/20/2031	1,511,693
1,000,000	Symphony CLO XV Ltd (a,b)	3 Month LIBOR + 2.20%	3.9313	10/17/2026	1,002,500
1,000,000	Venture XIX CLO Ltd (a,b)	3 Month LIBOR + 2.00%	3.7215	1/15/2027	1,002,500
300,000	Voya CLO 2014-2 Ltd (a,b)	3 Month LIBOR + 1.25%	2.9813	4/17/2030	302,634
1,000,000	THL Credit Wind River 2014-1 CLO Ltd (a,b)	3 Month LIBOR + 1.55%	3.2841	4/18/2026	1,002,353
900,000	THL Credit Wind River 2017-1 CLO Ltd (a,b)	3 Month LIBOR + 1.70%	3.4341	4/18/2029	903,326
1,000,000	THL Credit Wind River 2013-2 CLO Ltd (a,b)	3 Month LIBOR + 2.00%	3.7341	10/18/2030	1,007,327
1,000,000	THL Credit Wind River 2014-1 CLO Ltd (a,b)	3 Month LIBOR + 2.25%	3.9841	4/18/2026	1,001,975
	TOTAL ASSET BACKED SECURITIES (Cost - $43,917,181)				43,983,321

Shares	SHORT-TERM INVESTMENTS - 2.9%
	MONEY MARKET FUND - 2.9%
1,342,151	Federated Treasury Obligations Fund - Insitutional Class 1.24% (a)
	(Cost - $1,342,151)				1,342,151

	TOTAL INVESTMENTS - 99.8% (Cost - $45,259,332) (c)				$45,325,472
	OTHER ASSETS LESS LIABILITIES - 0.2%				71,831
	NET ASSETS - 100.0%				$45,397,303

	CLO - Collateralized Loan Obligation
*	Principal is in US dollars unless otherwise noted.
(a)	Variable rate security; the rate shown represents the rate at February 28, 2018.
(b)	Securities exempt from registration under Rule 144A of Securities Act of 1933. These securities may be resold in
	transactions exempt from registration to qualified institutional buyers. At February 28, 2018, these securities
	amounted to $43,983,321 or 96.9% of net assets.
(c)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $45,259,332
	and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:
				Unrealized Appreciation:	$96,380
				Unrealized Depreciation:	(30,240)
				Net Unrealized Appreciation:	$66,140

Leader Funds
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
February 28, 2018

The following is a summary of significant accounting policies followed by the Funds in preparation of its portfolio of investments. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 "Financial Services – Investment Companies" including FASB Accounting Standard Update ASU 2013-08.

Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the primary exchange on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type and in some cases are valued at the present value of future cash flows based on the prevailing market rates. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Forward foreign currency exchange contracts (“forward contracts”) are generally valued at the mean of bid and ask prices for the time period interpolated from rates reported by an independent pricing service for proximate time periods. Bank loans are generally valued using recently executed transactions, market price quotations (where observable) and market observable credit default swap levels.  Fair value is based on the average of one or more broker quotes received.  Investments in open-end investment companies are valued at net asset value.  Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost, provided such valuations represent fair market value.

Each Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued using the “fair value” procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process -  As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Funds utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that each Fund has the ability to access.
Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Leader Funds
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
February 28, 2018

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of February 28, 2018 for each Fund’s assets and liabilities at fair value.

Leader Short Term Bond Fund
Assets *	Level 1	Level 2	Level 3	Total
Investments
Bonds & Notes	$-	$110,347,736	$-	$110,347,736
Exchange Traded Fund	1,529,150	-	-	1,529,150
U.S. Government Agency	-	1,220,670	-	1,220,670
Preferred Stocks	-	1,068,750	-	1,068,750
Open Ended Mutual Fund	15,601,335	-	-	15,601,335
Short-Term Investments	15,905,459		-	15,905,459
Total Investments	$33,035,944	$112,637,156	$-	$145,673,100

Leader Total Return Fund

Assets *	Level 1	Level 2	Level 3	Total
Investments
Bonds & Notes	$-	$17,117,610	$-	$17,117,610
Exchange Traded Fund	870,300	-	-	870,300
U.S. Government & Agency	994,609	-	-	994,609
Short-Term Investments	2,266,930	-	-	2,266,930
Total Investments	$4,131,839	$17,117,610	$-	$21,249,449
Leader Floating Rate Fund

Assets *	Level 1	Level 2	Level 3	Total
Investments
Bonds & Notes	$-	$43,983,321	$-	$43,983,321
Short-Term Investments	1,342,151	-	-	1,342,151
Total Investments	$1,342,151	$43,983,321	$-	$45,325,472
* Refer to the Portfolio of Investments for industry classification.
The Funds did not hold any Level 3 securities during the period.
There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Fund’s policy to recognize transfers into or out of Level 1 and Level 2 at the end of the reporting period.

Item 2. Controls and Procedures.

(a)       The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust

By

/s/ Kevin E. Wolf

Kevin E. Wolf, President/Principal Executive Officer

Date 4/27/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

/s/ Kevin E. Wolf

Kevin E. Wolf, President/Principal Executive Officer

Date 4/27/2018

By

*/s/ Jim Colantino

Jim Colantino, Treasurer/Principal Financial Officer

Date 4/27/2018